Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
December
 31, 2019

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$68,256	$68,256

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income
Unlisted shares	$—	$—	$132,160	$132,160

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$—	$—	$262,350	$262,350

June 30, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$—	$—	$59,002	$59,002

Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income
Unlisted shares	$—	$—	$57,829	$57,829

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$—	$—	$262,350	$262,350

Summary of Categories of Financial Instruments

	December 31, 2019	June 30, 2020
Financial assets

Financial assets at fair value through profit or loss
Derivative financial assets	$68,256	$59,002
Financial assets at amortized cost (1)	22,311,107	13,935,520
Financial assets at fair value through other comprehensive income
Equity instruments	132,160	57,829
Financial liabilities

Financial liabilities at fair value through profit or loss
Derivative financial liabilities	262,350	262,350
Financial liabilities at amortized cost (2)	21,963,089	20,937,485

1)	The balances include financial assets at amortized cost, which comprise of cash and cash equivalents and refundable deposits.

2)	The balances include financial liabilities at amortized cost, which comprise of trade payables, partial other payables and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies	The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2019
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	$2,538,168	0.7431	$1,886,160
GBP	999,471	1.3187	1,318,000
Financial liabilities

Monetary items
SGD	15,126,578	0.7431	11,240,843

	June 30, 2020
	Foreign Currencies	Exchange Rate	Carrying Amount
Financial assets

Monetary items
SGD	$1,497,039	0.7170	$1,073,377
GBP	689,889	1.2327	850,455
Financial liabilities

Monetary items
SGD	15,495,421	0.7170	11,110,218

Sensitivity Analysis of Foreign Currency Risk

	For the six months ended June 30
	2019	2020
Profit or loss*
SGD	$(504,330)	$(501,842)
GBP	—	42,523

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.